Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders' Deficit - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Opening Balance, Values at Dec. 31, 2018	$ (71,215)	$ 127,315		$ 626	$ (71,773)	$ (68)
Opening Balance, Shares at Dec. 31, 2018		63,112,693	33,738,683
Net loss	(110,349)				(110,349)
Other comprehensive loss	40					40
Issuance of Series C redeemable convertible preferred stock for cash, net issuance costs of $284, Values		$ 454,260
Issuance of Series C redeemable convertible preferred stock for cash, net issuance costs of $284, Shares		23,466,387
Issuance of Series C redeemable convertible preferred stock upon conversion of debt, Values		$ 116,877
Issuance of Series C redeemable convertible preferred stock upon conversion of debt, Shares		6,033,935
Issuance of common stock upon exercise of stock options, Values	151			151
Issuance of common stock upon exercise of stock options, Shares			2,092,409
Repurchase of common stock, Values	(10)			(10)
Repurchase of common stock, Shares			(676,140)
Vesting of early exercised stock options	284			284
Stock-based compensation expense, Values	3,906			3,906
Ending Balance, Values at Dec. 31, 2019	(177,193)	$ 698,452	$ 0	4,957	(182,122)	(28)
Ending Balance, Shares at Dec. 31, 2019		92,613,015	35,154,952
Net loss	(52,237)				(52,237)
Other comprehensive loss	1,314					1,314
Issuance of Series C redeemable convertible preferred stock for cash, net issuance costs of $284, Values		$ 69,860
Issuance of Series C redeemable convertible preferred stock for cash, net issuance costs of $284, Shares		3,639,608
Issuance of common stock upon exercise of stock options, Values	64			64
Issuance of common stock upon exercise of stock options, Shares			91,934
Repurchase of common stock, Values	(1)			(1)
Repurchase of common stock, Shares			(54,132)
Vesting of early exercised stock options	186			186
Stock-based compensation expense, Values	2,665			2,665
Ending Balance, Values at Jun. 30, 2020	(225,202)	$ 768,312	$ 0	7,871	(234,359)	1,286
Ending Balance, Shares at Jun. 30, 2020		96,252,623	35,192,754
Opening Balance, Values at Dec. 31, 2019	(177,193)	$ 698,452	$ 0	4,957	(182,122)	(28)
Opening Balance, Shares at Dec. 31, 2019		92,613,015	35,154,952
Net loss	(114,164)				(114,164)
Other comprehensive loss	555					555
Issuance of Series C redeemable convertible preferred stock for cash, net issuance costs of $284, Values		$ 69,860
Issuance of Series C redeemable convertible preferred stock for cash, net issuance costs of $284, Shares		3,639,608
Issuance of Series C redeemable convertible preferred stock upon conversion of debt, Values	129			129
Issuance of Series C redeemable convertible preferred stock upon conversion of debt, Shares			204,939
Repurchase of common stock, Values	(1)			(1)
Repurchase of common stock, Shares			(54,132)
Vesting of early exercised stock options	321			321
Stock-based compensation expense, Values	7,185			7,185
Ending Balance, Values at Dec. 31, 2020	(283,168)	$ 768,312	$ 0	12,591	(296,286)	527
Ending Balance, Shares at Dec. 31, 2020		96,252,623	35,305,759
Net loss	(106,511)				(106,511)
Other comprehensive loss	(271)					(271)
Series C redeemable convertible preferred stock issued upon business combination (Note 4), Values		$ 77,619
Series C redeemable convertible preferred stock issued upon business combination (Note 4), Shares		2,581,285
Series C redeemable convertible preferred stock issued upon assets acquisition (Note 4), Shares		774,385
Issuance of common stock upon exercise of stock options, Values	520			520
Issuance of common stock upon exercise of stock options, Shares			387,533
Vesting of early exercised stock options	187			187
Stock-based compensation expense, Values	11,800			11,800
Other non-cash compensation expense	3,747			3,747
Ending Balance, Values at Jun. 30, 2021	$ (373,696)	$ 845,931	$ 0	$ 28,845	$ (402,797)	$ 256
Ending Balance, Shares at Jun. 30, 2021		99,608,293	35,693,292